Related party transactions (Details) (Green Briar Equity Group LLC [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Green Briar Equity Group LLC [Member]
Related Party Transaction [Line Items]
Consulting services	$ 175,000	$ 350,000